Fair Value Measurements - Valuation techniques and significant unobservable inputs (Details) - Non-Recurring - Level 3 $ in Thousands	Jun. 30, 2023 USD ($)
Dan Cisne
Information about the valuation techniques and significant unobservable inputs
Non-current asset: Vessel	$ 38,812
Dan Sabia
Information about the valuation techniques and significant unobservable inputs
Non-current asset: Vessel	$ 39,830
Discount rate | Average | Dan Cisne
Information about the valuation techniques and significant unobservable inputs
Measurement input of vessel	0.1078
Discount rate | Average | Dan Sabia
Information about the valuation techniques and significant unobservable inputs
Measurement input of vessel	0.1078